Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Stock-based compensation
Summary of the status of the Share Performance Plans

A summary of the status of the Share Performance Plans as of 31 December 2021 and 2020 and the changes during the year then ended is presented as follows:

	31 December
	2021	2021	2020	2020	2019	2019
	Share	Weighted	Share	Weighted	Share	Weighted
	Performance	average	Performance	average	Performance	average
	Awards	exercise	Awards	exercise	Awards	exercise
	(SPAs)	price	(SPAs)	price	(SPAs)	price
		€ per share		€ per share		€ per share
Outstanding at beginning of the year	1,570,113	1.00	2,149,562	1.00	2,869,248	1.00
SPAs granted	608,710	1.00	325,612	1.00	230,231	1.00
SPAs exercised	(701,278)	1.00	(865,687)	1.00	(924,917)	1.00
SPAs forfeited	(152,095)	1.00	(39,374)	1.00	(25,000)	1.00
Outstanding at end of the year	1,325,450	1.00	1,570,113	1.00	2,149,562	1.00
Thereof exercisable	—	1.00	432,450	1.00	504,234	1.00

Summary of inputs into the Monte-Carlo-Simulation model

	22 October	28 May	01 February
	2021	2021	2021
Risk-free interest rate in %	(0.43)	(0.57)	(0.78)
Volatility of Evotec share in %	35.0	40.0	42.0
Volatility of TecDAX index in %	—	—	29.0
Fluctuation in %	5.00	0.0 – 5.0	0.0 – 5.0
Exercise price in Euro	1.00	1.00	1.00
Share price at grant date in Euro	44.98	35.49	32.25
Market value of TecDAX index at grant date in Euro	—	—	3,375.67
Fair value according to IFRS 2 at grant date per SPA of the Management Board in Euro	—	33.50	31.34
Fair value according to IFRS 2 at grant date per SPA of employees in Euro	43.96	34.47	36.65

	29 October	15 January	15 January	15 January
	2020	2020	2019	2018
Risk-free interest rate in %	(0.85)	(0.55)	(0.46)	(0.25)
Volatility of Evotec share in %	40.0	37.0	54.0	51.0
Volatility of TecDAX index in %	—	18.0	22.0	13.0
Fluctuation in %	5.00	0.0 - 5.0	0.0 - 5.0	0.0 - 5.0
Exercise price in Euro	1.00	1.00	1.00	1.00
Share price at grant date in Euro	22.92	23.39	18.83	14.35
Market value of TecDAX index at grant date in Euro	—	3,099.05	2,478.06	2,663.91
Fair value according to IFRS 2 at grant date per SPA of the Management Board in Euro	—	22.69	15.33	12.19
Fair value according to IFRS 2 at grant date per SPA of employees in Euro	21.89	25.28	20.84	15.94

Summary of the status of the stock option plans

		2020		2019
		Weighted		Weighted
	2020	average	2019	average
	Options	exercise price	Options	exercise price
		€ per share		€ per share
Outstanding at beginning of the year	32,594	2.79	82,594	2.45
Options exercised	(32,594)	2.79	(50,000)	2.23
Options expired	—	—	—	—
Options forfeited	—	—	—	—
Outstanding at end of the year	—	—	32,594	2.79
Thereof exercisable	0	—	32,594	2.79